Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of Commitments [Abstract]
Commitments

NOTE 16 - Commitments

a)	The Company has a lease agreement for an office space in Vancouver, B.C. expiring on April 30, 2020 and incurring minimum monthly rent payments of approximately $6,000 to the year 2020.

In August 2017, the Company entered into a lease agreement for office premises in Elko, Nevada expiring on August 28, 2022 and incurring minimum monthly rent payments from US$8,000 (US$12,000 during renovation) in 2017 increasing to US$10,000 in 2022. The Company has an option to purchase the property for US$1,100,000 with a credit to be applied to the purchase price based on a percentage of the minimum rent payments made in the year of purchase.

Summary of commitments for office leases:

	Vancouver
	Office	Elko Office	Total
	$	$	$
Payable not later than one year	72,586	132,977	205,563
Payable later than one year and not later than five years	98,144	514,345	612,489
Payable later than five years	-	-	-
Total	170,730	647,322	818,052

b)

The Company has two separate consulting agreements with officers and directors of the Company to provide management consulting and exploration services to the Company for an indefinite term. The agreements require total combined payments of $50,750 per month. Included in each agreement is a provision for a two-year payout in the event of termination without cause and three-year payout in the event of a change in control.

c)

The Company has two separate employment agreements with employees of the Company to provide exploration services to the Company for an indefinite term. The agreements require total combined payments of US$34,517 per month. Included in each agreement is a provision for a two-year payout in the event of termination following a change in control.

d)

The Company has an employment agreement with an officer of the Company to provide corporate secretarial and legal services to the Company for an indefinite term. The agreement requires payment of $19,167 per month. Included in the agreement is a provision for a two-year payout in the event of termination without cause or in the event of a change in control.